Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Aging of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 219,845,738	$ 231,908,792
Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	184,260,099	173,053,226
Receivable from subscribers and distributors [member] | 1 - 30 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	46,083,644	46,816,302
Receivable from subscribers and distributors [member] | 31 - 60 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	6,076,281	6,315,277
Receivable from subscribers and distributors [member] | 61 - 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,121,929	4,168,952
Receivable from subscribers and distributors [member] | Greater than 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	51,755,002	53,129,041
Unbilled services provided [member] | Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 76,223,243	$ 62,623,654